Share-Based Compensation (Details) - Schedule of Plan’s RSUs Vesting	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
December 1, 2024 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	15.00%	15.00%
December 1, 2025 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	17.50%	17.50%
December 1, 2026 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	20.00%	20.00%
December 1, 2027 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	22.50%	22.50%
December 1, 2028 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	25.00%	25.00%